Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 29, 2012	Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	PEAPACK GLADSTONE FINANCIAL CORP
Entity Central Index Key	0001050743
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 97,132,896
Entity Common Stock, Shares Outstanding		8,872,334
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011